Leases - Summary of undiscounted lease payments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 851	$ 97
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	176	$ 97
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 675